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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                            Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28

Date of reporting period:  May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Select Value Fund
              SCHEDULE OF INVESTMENTS  5/31/07 (unaudited)

 Shares                                                               Value
              COMMON STOCKS - 94.2 %
              Energy - 8.1 %
              Oil & Gas Exploration & Production - 8.1 %
     825      Plains Exploration and Product *                     $   43,659
   1,300      Southwestern Energy Co. *                                61,880
                                                                   $  105,539
              Total Energy                                         $  105,539
              Materials - 4.2 %
              Diversified Metals & Mining - 2.4 %
     400      Freeport-McMoRan Copper & Gold, Inc. (Class B)       $   31,480
              Metal & Glass Containers - 1.8 %
     410      Ball Corp.                                           $   22,698
              Total Materials                                      $   54,178
              Capital Goods - 4.3 %
              Aerospace & Defense - 2.2 %
     300      L-3 Communications Holdings, Inc.                    $   28,578
              Construction & Engineering - 2.1 %
   1,000      KBR, Inc. *                                          $   27,530
              Total Capital Goods                                  $   56,108
              Commercial Services & Supplies - 2.6 %
              Diversified Commercial Services - 2.6 %
     800      Equifax, Inc.                                        $   33,624
              Total Commercial Services & Supplies                 $   33,624
              Consumer Durables & Apparel - 1.9 %
              Housewares & Specialties - 1.9 %
     300      Fortune Brands, Inc.                                 $   24,234
              Total Consumer Durables & Apparel                    $   24,234
              Consumer Services - 2.0 %
              Casinos & Gaming - 2.0 %
     300      Harrah's Entertainment, Inc.                         $   25,635
              Total Consumer Services                              $   25,635
              Media - 4.0 %
              Advertising - 4.0 %
   4,427      The Interpublic Group of Companies, Inc. * (b)       $   52,017
              Total Media                                          $   52,017
              Retailing - 6.3 %
              Apparel Retail - 2.0 %
   1,400      Gap, Inc.                                            $   25,928
              Department Stores - 2.5 %
     180      Sears Holdings Corp. *                               $   32,404
              Home Improvement Retail - 1.8 %
     600      Home Depot, Inc.                                     $   23,322
              Total Retailing                                      $   81,654
              Food & Drug Retailing - 4.0 %
              Food Retail - 4.0 %
   1,725      Kroger Co.                                           $   52,302
              Total Food & Drug Retailing                          $   52,302
              Food Beverage & Tobacco - 4.2 %
              Tobacco - 4.2 %
     700      Loews Corp., Carolina Group                          $   54,425
              Total Food Beverage & Tobacco                        $   54,425
              Health Care Equipment & Services - 11.0 %
              Health Care Equipment - 2.9 %
   2,400      Boston Scientific Corp. *                            $   37,608
              Health Care Services - 3.5 %
   1,200      Omnicare, Inc. *                                     $   44,904
              Health Care Supplies - 3.6 %
     850      Cooper Companies, Inc.                               $   46,869
              Managed Health Care - 1.0 %
      75      CIGNA Corp.                                          $   12,572
              Total Health Care Equipment & Services               $  141,953
              Pharmaceuticals & Biotechnology - 7.9 %
              Pharmaceuticals - 7.9 %
   1,650      Bristol-Myers Squibb Co.                             $   50,012
   1,600      Schering-Plough Corp.                                    52,384
                                                                   $  102,396
              Total Pharmaceuticals & Biotechnology                $  102,396
              Diversified Financials - 9.7 %
              Consumer Finance - 3.0 %
   1,050      The First Marblehead Corp. (b)                       $   39,123
              Investment Banking & Brokerage - 4.2 %
   1,200      E*TRADE Financial Corp. *                            $   28,740
     280      Merrill Lynch & Co., Inc.                                25,964
                                                                   $   54,704
              Diversified Financial Services - 2.5 %
     580      Citigroup, Inc.                                      $   31,604
              Total Diversified Financials                         $  125,431
              Insurance - 6.9 %
              Life & Health Insurance - 4.1 %
   2,000      UNUM Group                                           $   53,080
              Property & Casualty Insurance - 2.8 %
     400      Ambac Financial Group, Inc.                          $   35,844
              Total Insurance                                      $   88,924
              Technology Hardware & Equipment - 7.0 %
              Communications Equipment - 3.8 %
   1,783      Nokia Corp. (A.D.R.)                                 $   48,819
              Computer Storage & Peripherals - 3.2 %
   1,100      Imation Corp.                                        $   41,701
              Total Technology Hardware & Equipment                $   90,520
              Semiconductors - 3.9 %
              Semiconductors - 3.9 %
   1,900      National Semiconductor Corp.                         $   51,148
              Total Semiconductors                                 $   51,148
              Telecommunication Services - 3.4 %
              Wireless Telecommunication Services - 3.4 %
   1,900      Sprint Nextel Corp. (b)                              $   43,415
              Total Telecommunication Services                     $   43,415
              Utilities - 2.9 %
              Multi-Utilities - 2.9 %
     420      Public Service Enterprise Group, Inc.                $   37,355
              Total Utilities                                      $   37,355
              TOTAL COMMON STOCKS
              (Cost  $1,013,513)                                   $ 1,220,858
              TOTAL INVESTMENT IN SECURITIES- 94.2%
              (Cost  $1,013,513) (a)                               $ 1,220,858
              OTHER ASSETS AND LIABILITIES - 5.8%                  $   74,750
              TOTAL NET ASSETS - 100.0%                            $ 1,295,608

          *   Non-income producing security.
        (A.D.RAmerican Depositary Receipt.

          (a) At May 31, 2007, the net unrealized gain on investments based on cos

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost      $  227,746

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value        (20,401)

              Net unrealized gain                                  $  207,345

          (b) At May 31, 2007, the following securities were out on loan:

        Shares                      Security                          Value
        1,039 The First Marblehead Corp.                           $  38,713
           36 The Interpublic Group of Companies, Inc. *                 423
        1,876 Sprint Nextel Corp.                                     42,867
                                                                   $  82,003



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 31, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2007

* Print the name and title of each signing officer under his or her signature.